Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES:
Net income/(loss)	$ (2,392,842)	$ (3,460,207)
Adjustments to reconcile net loss to net cash used in operating activities:
Contributed capital (salary)		$ 9,750
Bad debt expense	$ 48,191
Beneficial conversion	21,000
Shares-based compensation related to common stock	441,668	$ 9,000
Loss on debt extinguishment	45,360
Gain on note settlement	(21,000)
Gain on forgiveness of debt-related party	(45,992)
Notes for services	$ 63,000	$ 84,000
Impairment of goodwill		$ 2,840,203
Changes in operating assets and liabilities:
Accounts receivable	$ (1,587,583)
Prepaid expenses	(23,895)
Accounts payable	$ 1,442,439	$ 71,590
Accrued expense		$ (120,567)
Security deposits	$ (6,800)
Notes payable related parties
Convertible notes payable
Accrued salaries		$ 22,750
Accrued interest	$ 9,175	11,011
Cash Used in Operating Activities - Continuing Operations	$ (2,007,279)	(532,470)
Cash Used in Operating Activities - Discontinued Operations		(907)
Net Cash Used in Operating Activities	$ (2,007,279)	(533,377)
INVESTING ACTIVITIES:
Cash received from purchase of subsidiary		8
Cash Provided from Investing Activities		$ 8
FINANCING ACTIVITIES:
Payments on notes payable - related parties	$ (100,000)
Proceeds from notes payable - related parties		$ 10,000
Proceeds from sale of common stock for cash	$ 2,045,235	727,055
Cash Provided by Financing Activities - Continuing Operations	$ 1,945,235	737,055
Cash Provided by Financing Activities - Discontinued Operations		24,659
Net Cash Provided by Financing Activities	$ 1,945,235	$ 761,714
Effect of exchange rates on cash and cash equivalents	(2,304)
NET CHANGE IN CASH	(64,348)	$ 228,345
CASH AT BEGINNING OF YEAR	245,091	16,746
CASH AT END OF PERIOD	180,743	$ 245,091
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	1,346
Income tax paid	3,200
Non-Cash Investing and Financing Activities:
Common stock issued for notes payable	$ 84,000	$ 42,000
Acquisition of Spiral Toys LLC		2,719,644
Contribution of accrued salary payable to capital		276,250
Disposition of Lexi-Luu		$ 370,908